Investment Objectives and Goals	May 01, 2025
LargeCap S&P 500 Index Account
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR LARGECAP S&P 500 INDEX ACCOUNT
LargeCap S&P 500 Managed Volatility Index Account
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT